Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies [Abstract]
Summary of contractually committed obligations and their maturity dates

	Payments Due by Period
(Dollars in thousands)	Total	Less than 1 year	2-year	3-year	4-year	5-year	More than 5 years
	(U.S. dollars in thousands)

Interest on variable-rate debt	339	339	-	-	-	-	-

Services fees to the Manager	4,502	1,635	1,635	1,232	-	-	-

Management fees to the Managers	7,952	911	911	911	911	911	3,397

Hire on Leased Vessels	3,524	803	803	803	803	312	-

Total obligations	$16,317	$3,688	$3,349	$2,946	$1,714	$1,223	$3,397